Statement of Condition- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets [Abstract]
Cash And Due From Banks	$ 439,363		$ 535,282		$ 452,373	$ 677,330
Money Market Funds At Carrying Value	1,085,580		1,376,174
Trading Securities	314,525		436,331
Available For Sale Securities	5,084,201		5,009,823
Investment securities held-to-maturity, at amortized cost	142,817		125,383
Other investment securities, at lower of cost or realizable value	185,443		179,880
Loans and Leases Receivable, Allowance	730,607		815,308
Premises and equipment, net	535,793		538,486
Equity Method Investments	246,776		313,152
Assets	36,507,535		37,348,432		38,814,998
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	636,200		296,200
Notes Payable	1,777,721		1,856,372
Other liabilities	966,249		1,193,883
Total stockholders' equity	4,110,000		3,918,753		3,800,531	2,538,817
Liabilities And Stockholders Equity	36,507,535		37,348,432
Popular, Inc. Holding Co.
Assets [Abstract]
Cash And Due From Banks	1,103		6,365		1,638	1,174
Money Market Funds At Carrying Value	18,574		42,239
Trading Securities	1,259		0
Available For Sale Securities	42,383	[1]	35,700	[1]
Investment securities held-to-maturity, at amortized cost	185,000		185,000
Other investment securities, at lower of cost or realizable value	10,850	[2]	10,850	[2]
Investments In Bppr And Subsidiaries At Equity	2,809,521		2,626,951
Investments In Popular North America And Subsidiaries At Equity	1,244,732		1,146,676
Investments In Other Subsidiaries At Equity	231,704		213,660
Advances To Subsidiaries	230,300		193,900
Advances to Affiliate	53,589	[1]	53,214	[1]
Loans Gross Carrying Amount Excluding Loans To Subsidiaries And Affiliates	2,191		2,501
Loans and Leases Receivable, Allowance	241		8
Premises and equipment, net	2,495		2,533
Equity Method Investments	93,128	[1]	195,193	[1]
Other Assets Holding Company Only	21,876	[1]	24,750	[1]
Assets	4,948,464		4,739,524
Liabilities And Stockholders Equity Abstract
Other short-term borrowings	0		0
Notes Payable	790,282		760,849
Other liabilities	48,182	[1]	59,922	[1]
Total stockholders' equity	4,110,000		3,918,753
Liabilities And Stockholders Equity	$ 4,948,464		$ 4,739,524

[1]	Refer to Note 30 to the consolidated financial statements for the effect of eliminations on transactions with EVERTEC, Inc. (affiliate).
[2]	Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.